SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS Global Income Builder VIP

Effective on or about August 1, 2013, the following information replaces the existing disclosure contained under the ”Portfolio Manager(s)” sub-heading of the ”MANAGEMENT” section of the summary section of the fund’s prospectus.

Owen Fitzpatrick, CFA, Managing Director. Portfolio Manager. Joined the fund in 2013.

William Chepolis, CFA, Managing Director. Portfolio Manager of the fund. Joined the fund in 2005.

Philip G. Condon, Managing Director. Portfolio Manager of the fund. Joined the fund in 2013.

Gary Russell, CFA, Managing Director. Portfolio Manager of the fund. Joined the fund in 2013.

John D. Ryan, Director. Portfolio Manager of the fund. Joined the fund in 2012.

Darwei Kung, Director. Portfolio Manager of the fund. Joined the fund in 2013.

Louis Cucciniello, Managing Director. Portfolio Manager of the fund. Joined the fund in 2013.

Effective on or about August 1, 2013, the following information replaces the existing disclosure contained under the ”MANAGEMENT” sub-heading of the ”FUND DETAILS” section of the fund’s prospectus.

Owen Fitzpatrick, CFA, Managing Director. Portfolio Manager. Joined the fund in 2013.

•	Joined Deutsche Asset & Wealth Management in 1995.

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Prior to his current role as Head of U.S. Equity, he was Managing Director of Deutsche Bank Private Wealth Management, head of U.S. Equity Strategy, manager of the U.S. large cap core, value and growth portfolios, member of the U.S. Investment Committee and head of the Equity Strategy Group.

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Previous experience includes over 21 years of experience in trust and investment management. Prior to joining Deutsche Bank in 1995, he managed an equity income fund, trust and advisory relationships for Princeton Bank & Trust Company, where he was also responsible for research coverage of the consumer cyclical sector. Previously he served as a portfolio manager at Manufacturer’s Hanover Trust Company.

•	BA and MBA, Fordham University.

William Chepolis, CFA, Managing Director. Portfolio Manager of the fund. Joined the fund in 2005.

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Joined Deutsche Asset & Wealth Management in 1998 after 13 years of experience as vice president and portfolio manager for Norwest Bank where he managed the bank’s fixed income and foreign exchange portfolios.

•	Portfolio Manager for Retail Fixed Income: New York.

•	BIS, University of Minnesota.

Philip G. Condon, Managing Director. Portfolio Manager of the fund. Joined the fund in 2013.

•	Joined Deutsche Asset & Wealth Management in 1983.

•	Head of US Retail Fixed Income.

•	BA and MBA, University of Massachusetts at Amherst.

Gary Russell, CFA, Managing Director. Portfolio Manager of the fund. Joined the fund in 2013.

•	Joined Deutsche Asset & Wealth Management in 1996. Served as the head of the High Yield group in Europe and as an Emerging Markets portfolio manager.

•	Prior to that, he spent four years at Citicorp as a research analyst and structurer of collateralized mortgage obligations. Prior to Citicorp, he served as an officer in the US Army from 1988 to 1991.

•	Head of US High Yield Bonds: New York.

•	BS, United States Military Academy (West Point); MBA, New York University, Stern School of Business.

John D. Ryan, Director. Portfolio Manager of the fund. Joined the fund in 2012.

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Joined Deutsche Asset & Wealth Management in 2010 from Northern Trust where he served as a senior portfolio manager. Previously, he served as a portfolio manager and head of credit trading for Deutsche Asset Management from 1998-2003.

•	Over 19 years of investment industry experience.

•	BA in Economics, University of Chicago; MBA, University of Chicago.

July 18, 2013
PROSTKR-276

Darwei Kung, Director. Portfolio Manager of the fund. Joined the fund in 2013.

•	Joined Deutsche Asset & Wealth Management in 2006; previously has worked as a Director, Engineering and Business Development at Calpoint LLC from 2001-2004.

•	Portfolio Manager: New York.

•	BS and MS, University of Washington, Seattle; MS and MBA, Carnegie Mellon University.

Louis Cucciniello, Managing Director. Portfolio Manager of the fund. Joined the fund in 2013.

•	Global Co-Head of Retirement and Hybrid Products.

•	Formerly Global Head of Multi-Asset Trading at Deutsche Bank London.

•	Joined the Deutsche Asset & Wealth Management in 2006 after spending 12 years in trading, product development and client activity in FX options and hybrid products.

•	BS, Cornell University; MBA, University of Chicago.

Please Retain This Supplement for Future Reference

July 18, 2013
PROSTKR-276

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